SCHEDULE OF BREAKOUT OF FINANCE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Finance lease right-of-use assets	$ 121	$ 106
Short-term finance lease liabilities	47	36
Long-term finance lease liabilities	63	66
Total finance lease liabilities	$ 110	$ 102
Weighted average remaining lease term	2 years 9 months 10 days	2 years 8 months 12 days
Weighted average discount rate	5.20%	5.20%